Accounts Receivable	6 Months Ended
Jun. 30, 2016
Receivables [Abstract]
Accounts Receivable
Note 3 — Accounts Receivable

Accounts receivable consisted of the following:

	June 30,	December 31,
	2016	2015
Gaming revenues receivable	$906,590	$1,460,251

As of June 30, 2016, accounts receivable were due from four casino operators and one gaming promoter and were 51%, 31%, 14%, 3% and 1% of total receivables, respectively. As of December 31, 2015, accounts receivable were due from two casino operators and one gaming promoter and were 41%, 35% and 24% of total receivables, respectively.